Summary of Significant Accounting Policies - Additional Information (Details)				12 Months Ended
	Nov. 06, 2017	Jul. 21, 2016	Jul. 19, 2016	Dec. 31, 2017 Segment
Summary Of Significant Accounting Policies [Line Items]
Maximum period of investments with original maturities from date of acquisition to be cash equivalents				3 months
Reverse stock split ratio	0.0029	0.0625
Number of business segments				1
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				3 years
Reverse stock split ratio			0.1
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Estimated useful lives				7 years
Reverse stock split ratio			0.05